Litigation, regulatory and similar matters (Narrative) (Detail 2) - 3 months ended Jun. 30, 2021 € in Millions, $ in Millions	EUR (€)	USD ($)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of French Court | €	€ 3,700
Civil Damage Award announcement of French Court | €	800
Claimed maximum penalty by the prosecutor | €	2,200
Civil damage award claimed by the French Court | €	2,000
Minimum requested penalty by the prosecutor | €	1,000
Provision recorded to cover pending legal case	450		$ 534
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	1,100
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	40
Reduced bail ("caution") ordered to be paid | €	10
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed		$ 2,100
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants		2,000
Amount in dispute		125
Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount in dispute		125
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed		3,400
Claimed damages that have been resolved		2,900
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants		800
Amount of bonds issued and underwritten by the System		3,000
Puerto Rico | claims filed by two US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants		955
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €	€ 172
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made		$ 141